Liquidity and Going Concern Issues (10-K) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		6 Months Ended								1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Senior convertible notes [Member]	Jun. 30, 2012 Unsecured Bridge Promissory Note [Member]	Apr. 25, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 31, 2012 Unsecured Bridge Promissory Note [Member]	Mar. 28, 2012 Unsecured Bridge Promissory Note [Member]	Feb. 27, 2012 Unsecured Bridge Promissory Note [Member]	Jan. 17, 2012 Unsecured Bridge Promissory Note [Member]	Oct. 10, 2011 Unsecured Bridge Promissory Note [Member]	Oct. 31, 2011 SAGA Promissory Note [Member]	Jun. 30, 2012 SAGA Promissory Note [Member]	Dec. 31, 2011 SAGA Promissory Note [Member]	Oct. 10, 2011 SAGA Promissory Note [Member]	Mar. 31, 2012 Subsequent Event [Member]	Mar. 28, 2012 Subsequent Event [Member]	Feb. 27, 2012 Subsequent Event [Member]	Jan. 17, 2012 Subsequent Event [Member]	Jun. 30, 2012 Subsequent Event [Member] Senior convertible notes [Member]	Oct. 10, 2011 Subsequent Event [Member] SAGA Promissory Note [Member]
Liquidity [Line Items]
Cash provided by (used in) continuing operations	$ (1,636)	$ (1,932)	$ (5,063)	$ 12,187
Cash provided by (used in) continuing investing activities	(3)	(44)	(178)	(38)
Net cash provided by (used in) continuing operations	3,038	0	13	(5,478)
Promissory note principle amount						$ 1,050	$ 300	$ 750	$ 350	$ 200	$ 200			$ 1,712		$ 1,712	$ 750	$ 350	$ 200	$ 200	$ 12,000
Interest rate of promissory note (in hundredths)						8.00%						8.00%		8.00%		8.00%						8.00%
Maturity date of promissory note					Sep. 01, 2013								Oct. 10, 2012	Oct. 10, 2012	Oct. 10, 2012